Notes to the consolidated financial statements - Research and development (R&D) expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes to the consolidated financial statements
Amortization and depreciation	€ (18,809)	€ (23,386)	€ (23,741)
Research and development expenses
Notes to the consolidated financial statements
Materials	(17,602)	(19,126)	(32,982)
Personnel	(54,522)	(43,267)	(33,944)
Amortization and depreciation	(11,596)	(8,539)	(8,650)
Patents and fees to register/protect a legal right	(42,180)	(6,666)	(3,813)
Third-party services	(18,277)	(28,587)	20,499
Maintenance and lease	(7,241)	(7,287)	(1,069)
Other	(1,616)	(2,252)	(2,591)
Total	€ (153,034)	€ (115,724)	€ (62,550)